Share Capital and Reserves (Details) - USD ($)				1 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Feb. 02, 2023	Dec. 09, 2022	Mar. 24, 2022	Jul. 18, 2022	Feb. 28, 2022	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Share Capital and Reserves [Line Items]
Common stock, shares issued			39,375	414,500			2,500,000		291,667
Price per share (in Dollars per share)			$ 28.8		$ 28.8		$ 0.9		$ 24
Total proceeds (in Dollars)		$ 2,099,866	$ 874,125		$ 7,000,000		$ 2,250,000		$ 7,000,000
Issuance costs of transaction (in Dollars)							$ 226,544		$ 313,482
Warrants price per share (in Dollars per share)							$ 1.1		$ 28.8
Common shares		1	1	1	1		12,890,029		1
Warrant share			1		1				1
Pre-funded warrants		1							522,460
Common shares issued and outstanding percentage						10.00%
Option vesting period						10 years
Stocks option granted							400,000		104,520
Share-based compensation (in Dollars)								$ 1,255,588	$ 1,567,583
Warrants issued	175,000	220,500					1,687,341
Exercise price per share (in Dollars per share)	$ 0.9
Public offering issued		2,100,000			291,669
Exercise price per share (in Dollars per share)				$ 7.8
Public offering price (in Dollars per share)		$ 1
Exercise price (in Dollars per share)		1.1
Warrants exercise price. (in Dollars per share)		$ 1.25
Warrants [member]
Share Capital and Reserves [Line Items]
Common stock, shares issued							4,042,000
Price per share (in Dollars per share)					$ 24
Total proceeds (in Dollars)							$ 4,446,200
Pursuant exercise shares							4,042,000
Common shares							21		21
Overallotment [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									39,375
Price per share (in Dollars per share)									$ 22.2
Total proceeds (in Dollars)									$ 874,125
A Warrant [Member]
Share Capital and Reserves [Line Items]
Price per share (in Dollars per share)			$ 22.2
Private Placement [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									412,293
Price per share (in Dollars per share)									$ 2.72
Total proceeds (in Dollars)									$ 1,119,373
Overallotment [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									2,100,000
Price per share (in Dollars per share)									$ 1
Total proceeds (in Dollars)									$ 2,099,866
Issuance costs of transaction (in Dollars)									$ 900,720
Xcite acquisition [Member] | Overallotment [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									4,196
Warrants [member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									300,000
Pre-funded warrants									136,334
Warrants [member] | Overallotment [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									140,000
Price per share (in Dollars per share)									$ 7.8
Total proceeds (in Dollars)									$ 2,155,195
A Warrant [Member]
Share Capital and Reserves [Line Items]
Pre-funded warrants									1,800,000
Stock Options [Member]
Share Capital and Reserves [Line Items]
Share-based compensation (in Dollars)							$ (1,154,308)
Xcite Interactive, Inc.[Member] | Overallotment [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									11,441
Xcite acquisition [Member] | Warrants [member]
Share Capital and Reserves [Line Items]
Common stock, shares issued									276,334
Class A Shares [Member]
Share Capital and Reserves [Line Items]
Common stock, shares issued							338
Common stock, shares outstanding							338
A Warrant [Member]
Share Capital and Reserves [Line Items]
Warrants issued							1,687,341